Annual Total Returns (Vanguard Total Bond Market Index Fund - Admiral Shares Participant:) (Vanguard Total Bond Market Index Fund, Vanguard Total Bond Market Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Annual Total Return
2014	5.89%
2013	(2.15%)
2012	4.15%
2011	7.69%
2010	6.54%
2009	6.04%
2008	5.15%
2007	7.02%
2006	4.36%
2005	2.49%